Cost and Estimated Earnings on Uncompleted Contracts (Details 3) - Southland Holdings [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Costs in excess of billings	$ 156,127	$ 105,102
Investments	104,643	105,124
Claims asset total	$ 260,770	$ 210,226